-                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2007
                                                     --------------

Check here if Amendment [ ]; Amendment Number:
                                                     --------------

This Amendment (check only one):  [  ] is a restatement
                                  [  ] add new holdings entries


Institutional Investment Manager Filing this Report:

Name:    Ironwood Investment Management, LLC
         -----------------------------------
         Address:  21 Custom House Street
         -----------------------------------
         Suite 240
         -----------------------------------
         Boston, MA 02110
         -----------------------------------

Form 13F File Number: 28-06155
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Chuck Daly
                  ------------------------
Title:            Chief Compliance Officer
                  ------------------------
Phone:            617.757.7609
                  ------------------------

Signature, Place and Date of Signing:

                                   Boston, MA               05/04/2007
-----------------------   ----------------------------    ---------------
      [Signature]                 [City, State]                Date


Report Type (Check only one)
---------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                            ---------
Form 13F Information Table Entry Total:        120
                                            ---------
Form 13F Information Table Value Total:      292,732
                                            ---------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Ironwood Investment Management, LLC
Form 13F

31-MAR-07

                                                                                            Voting Authority
                                                                                            ------------------
                               Title of              Value    Shares/   Sh/  Put   Invstmt  Others
Name of Issuer                  class       CUSIP    X$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared    None
------------------------------  -------   --------- -------   --------  ---  ----  -------  --------   --------   ------- -------
4 Kids Entertainment Inc.       com       350865101    3088     163230  SH           Sole                114930              48300
A.M. Castle & Co.               com       148411101    2868      97697  SH           Sole                 62297              35400
AVALON PHARMACEUTICALS COM      com       05346p106     991     208551  SH           Sole                208551
Actividentity Corp.             com       00506p103    2394     474008  SH           Sole                293708             180300
Adesa Inc                       com       00686u104    2115   76536.93  SH           Sole              76431.93
Aes Corp Com                    com       00130H105     683      31750  SH           Sole                 31750
Airtran Holdings Inc            com       00949P108    1674     163002  SH           Sole                162362
American Intl Gp                com       026874107     368       5473  SH           Sole                  5473
Ampco Pittsburgh B              com       032037103    1427      49400  SH           Sole                 28000              21400
Analogic Corporation            com       032657207    6023   95785.45  SH           Sole              80494.72              15100
Aquila Inc                      com       03840P102    2149     514137  SH           Sole                338337             175800
Arch Capital Group              com       G0450A105    2321      34020  SH           Sole                 24120               9900
Ariad Pharmaceuticals Inc       com       04033a100    4364     972038  SH           Sole                782164             189499
Aurora Oil & Gas                com       052036100    1034     396209  SH           Sole                395674
Axesstel Inc.                   com       05459t101     650     351510  SH           Sole                351030
Bank Of America Corp            com       060505104     509       9968  SH           Sole                  9968
Bank Of New York                com       064057102     210       5181  SH           Sole                  5181
Bausch & Lomb Inc Com           com       071707103    2061   40277.37  SH           Sole              40227.37
Bionova Inc Com Restricted      com                    1595     297000  SH           Sole                297000
Bristol Myers Squibb            com       110122108     359      12932  SH           Sole                 12932
CE Franklin Ltd Com             com       125151100    1881     201340  SH           Sole                124740              76600
CPI Aerostructures              com       125919308     249      36300  SH           Sole                 36300
Carter Inc Com                  com       146229109    2652     104667  SH           Sole                104382
Catalina Marketing              com       148867104    2362   74780.06  SH           Sole              74680.06
Celsion Corp                    com       15117n305    1641     424033  SH           Sole                424033
Charlotte Russe Holdings        com       161048103    2154      74613  SH           Sole                 74513
Chemtura Corp                   com       163893100    5529  505864.54  SH           Sole             415714.54              90000
Cherokee International Corp     com       164450108    4623     819763  SH           Sole                666278             152900
Chiquita Brands Int'l           com       170032809    4115   293511.4  SH           Sole             225728.06              67200
Cimarex Energy Co               com       171798101    1610   43502.85  SH           Sole              43502.85
Ciphergen Biosystems Inc        com       17252y104    1537    1097593  SH           Sole               1097593
Citigroup Inc                   com       172967101     340    6624.95  SH           Sole               6624.95
Citizens First Bancorp          com       17461r106    1757   77113.92  SH           Sole              77013.92
Criticare Systems Inc           com       226901106    1754     457900  SH           Sole                457275
Danka Business Sys Plc          com       236277109    3940    3648013  SH           Sole               2605713            1042300
Denbury Resources Inc           com       247916208    3470     116481  SH           Sole                116346
Durect Corporation              com       266605104    9454    2272680  SH           Sole               2010530             258700
Dynegy Inc New Cl A             com       26817g102    5799     626240  SH           Sole                587015              38700
Eastern Insurance Holdings Inc  com       276534104    2431     162312  SH           Sole                100312              62000
Ems Technologies Inc.           com       26873N108    1952     101285  SH           Sole                101160
Exxon Mobil Corp                com       30231G102    1609      21320  SH           Sole                 21320
Flanders Corp                   com       338494107    1732     238936  SH           Sole                238126
GSI Group Inc                   com       36229U102    1119     112888  SH           Sole                112738
Gene Logic                      com       368689105    1959     911080  SH           Sole                574880             336200
General Elec Co                 com       369604103    1086   30706.77  SH           Sole              30451.18
Genitope Corp                   com       37229p507     742     178711  SH           Sole                178486
Gevity Hr, Inc.                 com       374393106    2494  126341.15  SH           Sole             126206.15
Goodyear Tire & Rubr Co         com       382550101     866      27750  SH           Sole                 27750
Hanover Insurance Group Inc     com       410867105    3575      77512  SH           Sole                 57412              20100
Healthtronics, Inc              com       42222L107     125      23120  SH           Sole                 23120
Hewlett Packard                 com       428236103     635      15828  SH           Sole                 15828
Hms Holdings Corp               com       40425j101    3875     176932  SH           Sole                176732
Hollis-Eden Pharm.              com       435902101     459     181468  SH           Sole                181218
Hooker Furniture Corp           com       439038100    2837     141495  SH           Sole                 85695              55800
Hudson Highland Group Inc       com       443792106    2917     187111  SH           Sole                186871
I-Many, Inc.                    com       44973q103    3913    1966193  SH           Sole               1963818
Ico Inc                         com       449293109    8667    1411503  SH           Sole               1141453             269500
InFocus Corp                    com       45665b106    2032     725585  SH           Sole                458185             267400
InPhonic Inc                    com       45772g105    2993     274596  SH           Sole                273896
Indevus Pharmaceuticals         com       454072109    1160     164036  SH           Sole                163811
International Bus Mach          com       459200101     904       9590  SH           Sole                  9590
International Coal Group Inc    com       45928h106    4273     813937  SH           Sole                677057             135300
Iomega Corp Com                 com       462030305    2452     653868  SH           Sole                414068             239800
Jos A Bank Clothiers Inc        com       480838101    2987      84505  SH           Sole                 84205
Ltx Corp                        com       502392103     904     147645  SH           Sole                147445

                                                                                            Voting Authority
                                                                                            ------------------
                               Title of              Value    Shares/   Sh/  Put   Invstmt  Others
Name of Issuer                  class       CUSIP    X$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared    None
------------------------------  -------   --------- -------   --------  ---  ----  -------  --------   --------   ------- -------
Magnetek Inc.                   com       559424106    4571     906875  SH           Sole                673810             232900
Material Sciences Corp          com       576674105    4884     489358  SH           Sole                386718             102000
Maxwell Technologies            com       577767106     922      73670  SH           Sole                 73570
Mckesson Hboc Inc               com       58155Q103     844      14425  SH           Sole                 14425
Measurement Specialties         com       583421102    1455      64502  SH           Sole                 64417
Mentor Graphics                 com       587200106    2281     139602  SH           Sole                139427
Merck & Co. Inc                 com       589331107     359       8124  SH           Sole                  8124
Mocon Inc                       com       607494101    1120      87055  SH           Sole                 87055
Moldflow Corporation            com       608507109    1552     103269  SH           Sole                103129
Motorola Inc                    com       620076109     447      25275  SH           Sole                 25275
Mti Technology Corp             com       553903105     399     498350  SH           Sole                497660
Nautilus Inc                    com       63910b102    1755  113743.85  SH           Sole             113743.85
Newpark Resources               com       651718504    3115     441805  SH           Sole                440230
Nms Communications Corp         com       629248105    1183     664255  SH           Sole                663480
Novagold Resources Inc          com       66987e206    2440     143942  SH           Sole                 89342              54600
Novavax                         com       670002104    3897    1504527  SH           Sole               1114817             389400
Olin Corp                       com       680665205    2537     149775  SH           Sole                 90775              59000
Omnova Solutions Inc            com       682129101    3943     722147  SH           Sole                519047             203100
Parallel Petroleum Corp.        com       699157103    2904     126555  SH           Sole                126380
Pegasystems Inc                 com       705573103    1783  192806.82  SH           Sole             192581.82
Pepsico Inc                     com       713448108     458       7205  SH           Sole                  7205
Petrohawk Energy Corp           com       716495106    5480     416098  SH           Sole                323953              91600
Pfizer Inc                      com       717081103     439      17388  SH           Sole                 17388
Photon Dynamics                 com       719364101     925      73351  SH           Sole                 73251
Plato Learning, Inc.            com       72764Y100     802     190960  SH           Sole                190710
Pma Capital Corporation-Cl A    com       693419202    3057     325528  SH           Sole                325153
Polyone Corp                    com       73179P106    3225     528685  SH           Sole                380585             148100
Progessive Corp Ohio            com       743315103     308      14100  SH           Sole                 14100
Progress Software               com       743312100    4862     155838  SH           Sole                155588
Proliance International Inc     com       74340r104    2274     601525  SH           Sole                353025             248500
Quadramed Corp                  com       74730w101    1158     380900  SH           Sole                380900
Railpower Technologies Inc      com       750758104      50      86570  SH           Sole                 86570
Safenet Inc                     com       78645r107    2836     100200  SH           Sole                 99755
Safeway Inc Com New             com       786514208     311       8480  SH           Sole                  8480
Semitool Inc                    com       816909105    2425     186540  SH           Sole                186280
Shaw Group Inc Com              com       820280105    4781     152905  SH           Sole                152730
Softbrands Inc                  com       83402A107    3059    1416396  SH           Sole                870054             546342
Sonus Networks Inc              com       835916107    4411     546623  SH           Sole                545998
Steve Madden Ltd                com       556269108    2833   97008.59  SH           Sole              96898.59
Strategic Diagnostics Inc       com       862700101    1519     296633  SH           Sole                296308
Sunopta Inc.                    com       8676ep108    6153     517065  SH           Sole                515545
Sunterra Corp                   com       86787d208    7475     476118  SH           Sole                370528             105300
Sycamore Networks Inc Com       com       871206108    1688     451332  SH           Sole                450782
Synovis Life Technologies Inc   com       87162G105     990      73215  SH           Sole                 73115
Sypris Solutions Inc.           com       871655106     936  144629.24  SH           Sole             144454.24
Teletech Holdings, Inc          com       879939106    2707      73770  SH           Sole                 73675
Tempur-Pedic International Inc  com       88023u101    5192     199766  SH           Sole                199521
U.S. Physical Therapy           com       90337l108    2483     178348  SH           Sole                177708
Usi Holdings Corp               com       90333H101    2882     171032  SH           Sole                170812
Varian Semiconductor Equipment  com       922207105    9668     181125  SH           Sole                180925
Vicor                           com       925815102    1420   141761.6  SH           Sole              141571.6
Vivus Inc                       com       928551100    2280     444410  SH           Sole                443795
Westaff Inc.                    com       957070105    4532     792503  SH           Sole                462687             329816
Williams Control Inc            com       969465608    4073     235848  SH           Sole                172948              62900
Xerox Corp                      com       984121103     205      12165  SH           Sole                 12165
REPORT SUMMARY                  120 DATA RECORDS     292732                 0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
